Document and Entity Information	6 Months Ended
Feb. 28, 2018
Document and Entity Information:
Entity Registrant Name	Apawthecary Pets USA
Entity Central Index Key	0001528697
Document Type	S-1/A
Document Period End Date	Feb. 28, 2018
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company